Fair Value Measurements - Fair Value Assumptions (Details) - Recurring - Level 3	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to liquidity (years)	17 days	1 year 9 months
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.625	0.500
Discounted cash flow rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.120	0.180
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.026	0.019
Marketability discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.14	0.27